INCOME TAXES - Schedule of Income Tax Rate Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes [Abstract]
Applicable tax rate (percent)	24.00%	24.00%	24.00%
Profit before taxes	€ 1,602,354	€ 1,177,766	€ 1,042,231
Theoretical income tax expense	384,565	282,664	250,136
Permanent and other differences	(95,836)	(85,736)	(79,267)
Italian Regional Income Tax (IRAP)	48,912	39,446	32,422
Effect of changes in tax rates and tax regulations	961	553	633
Differences between foreign tax rates and the theoretical Italian tax rate and tax holidays	2,156	1,945	2,077
Taxes relating to prior years	2,276	(1,274)	2,556
Withholding tax on earnings	1,863	875	539
Total income tax expense	€ 344,897	€ 238,472	€ 209,095
Effective tax rate	21.50%	20.20%	20.10%